Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, NW, Suite 500 Washington, DC 20036 Telephone: 202.822.9611 Fax: 202.822.0140 www.stradley.com

Christopher J. Zimmerman, Esquire
202-419-8402
czimmerman@stradley.com

1933 Act Rule 485(a)
1933 Act File No. 033-72416
1940 Act File No. 811-08200

August 29, 2019
VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Bridgeway Funds, Inc. (“Registrant”) Rule 485(a) filing

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (“1933 Act”), submitted electronically for filing via EDGAR, is Post-Effective Amendment Nos. 57/57 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.  The purpose of this Amendment is to make certain changes related to the Blue Chip Fund, a series of the Registrant.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating certain information contained in the prospectus and statement of additional information relating to the Fund.

Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number or, in my absence, to Michael E. Schapiro at (202) 507-5163.

Very truly yours, /s/Christopher J. Zimmerman Christopher J. Zimmerman, Esquire

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